LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Basic earnings per share [abstract]
Summary of Basic Earnings Per Share
The calculation of basic loss per share has been based on the following losses attributable to ordinary shareholders and weighted number of shares outstanding:

i.    (Loss) attributable to ordinary shareholders:

	2021		2020		2019
In thousands of euro	Continuing operations	Total	Continuing operations	Total	Continuing operations	Total
(Loss) for the period, attributable to the owners of the Company (basic)	(1,103,575)	(1,103,575)	(74,894)	(74,894)	(46,542)	(46,542)

For 2020 and 2019, the loss for the year has been adjusted to the percentage held only by the holders of ordinary shares. The Preferred A shares have the same rights to the reserves, but as they have priority over the ordinary shares in the event of liquidation of the Group as such as per IAS 33 requirements, they have been excluded from the basic loss per share calculation. As set out in note 1, a reorganization of the group in March has resulted in a significant change in the capital structure of the company. Shares have been exchanged (see note 13), have been adjusted by applying a ratio of 0.55816.
This is reflected in the weighted average numbers of shares used in the basic earnings per share calculation which are as follows:

In thousands of shares	2021	2020	2019
Ordinary shares as at January 1	466,762	491,184	9
Conversion of preferred A shares into ordinary shares	42,301	—	—
Issue of shares to CIIG shareholders	56,075	—	—
Issue of shares for exercise of warrants	7,035	—	—
Exercise of options by SOP participants	24	—	—
Shares repurchased from RSP participants	(42)	—	—
Shares granted to RSU scheme’s participants	3	—	—
Issue of ordinary shares	3,978	—	—
Share split	—	—	27
Conversion of distributable reserves into shares	—	—	491,148
Treasury shares and RSP Treasury shares and RSP 2020 shares shares	—	(6,481)	—
RSP shares vested	—	810	—
Weighted-average number of Ordinary shares as at December 31,	576,136	485,513	491,184

Summary of Diluted Earnings Per Share	Diluted loss per share
i.    (Loss) attributable to Ordinary and preferred A shares (diluted)

In thousands of euro	2021		2020		2019
	Continuing operations	Total	Continuing operations	Total	Continuing operations	Total
(Loss) for the period, attributable to the owners of the Company (diluted)	(1,103,575)	(1,103,575)	(83,215)	(83,215)	(48,096)	(48,096)